Document and Entity Information	Feb. 24, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2026
Entity File Number	814-01586
Entity Registrant Name	OHA Senior Private Lending Fund (U) LLC
Entity Central Index Key	0001955010
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4077194
Entity Address, Address Line One	1 Vanderbilt Avenue, 16th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	326-1500
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false